Supplement dated April 8, 2026
to the Prospectus and Summary Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® (VP) – American Century Diversified Bond Fund	5/1/2025
On March 19, 2026, the Fund's Board of Trustees approved certain changes to the Fund's name, subadviser, principal investment strategies and principal risks effective on or about May 1, 2026 (the Effective Date). As a result, from and after the Effective Date, American Century Investment Management, Inc. (American Century) no longer serves as the subadviser to the Fund and FIAM, LLC (FIAM), together with its affiliate, FMR Investment Management (UK) Limited (FMR UK) will assume day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name will be changed to CTIVP® – Fidelity Institutional AM® Total Bond Fund. Accordingly, on the Effective Date, all references in the prospectus to American Century are hereby deleted and all references to CTIVP® – American Century Diversified Bond Fund are hereby deleted and replaced with CTIVP® – Fidelity Institutional AM® Total Bond Fund, and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the Fund's 80% policy, consistent with the Fund's investment policies and limitations with respect to investments in derivatives. The subadvisers use the Bloomberg U.S. Aggregate Bond Index (the Index) as a guide in structuring the Fund and selecting its investments. The subadvisers manage the Fund to have similar overall interest rate risk to the Index.
The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds).
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund may invest up to 25% of its net assets in debt instruments of foreign issuers, including issuers in emerging markets.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-selling securities, to adjust the Fund’s risk exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The information under the subsection “Principal Risks” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus is hereby revised to add Fixed Income Instruments Risk, Leverage Risk and Unrated Securities Risk as follows:
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
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Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
The rest of the section remains the same.
The following is added as the fourth paragraph under the subsection “Performance Information” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus:
The Fund’s performance prior to May 2026 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.
The information under the subsection “Fund Management” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus is hereby revised to remove the information about American Century as subadviser and to add the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: FIAM LLC (FIAM)
Sub-Subadviser: FMR Investment Management (UK) Limited (FMR UK)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Celso Muñoz	Lead Portfolio Manager, Core Plus strategy	Lead Portfolio Manager	May 2026
Franco Castagliuolo	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Brian Day	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Michael Foggin	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Benjamin Harrison	Portfolio Manager, High Income and Alternatives division	Portfolio Manager	May 2026
Michael Plage	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Julian Potenza	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Stacie Ware	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
The information under the subsection “Principal Investment Strategies” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the Fund's 80% policy, consistent with the Fund's

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investment policies and limitations with respect to investments in derivatives. The subadvisers use the Bloomberg U.S. Aggregate Bond Index (the Index) as a guide in structuring the Fund and selecting its investments. The subadvisers manage the Fund to have similar overall interest rate risk to the Index.
The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds).
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund may invest up to 25% of its net assets in debt instruments of foreign issuers, including issuers in emerging markets. The Fund allocates assets across investment-grade, high yield, and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Fund identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-selling securities, to adjust the Fund’s risk exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The selection of debt obligations is the primary decision in building the investment portfolio.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadviser, FIAM LLC (FIAM or the Subadviser), which provides day-to-day portfolio management to the Fund. FIAM is also responsible for the supervision of FMR Investment Management (UK) Limited (FMR UK), an affiliate of FIAM, which assists in providing day-to-day portfolio management to the Fund pursuant to a sub-subadvisory agreement with FIAM. FIAM and FMR UK are collectively referred to as the Subadvisers.
In pursuit of the Fund’s objective, the Subadvisers consider other factors when selecting the Fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Fund's exposure to various risks, including interest rate risk, the Subadvisers consider, among other things, the market's overall risk characteristics, the market's current pricing of those risks, and internal views of potential future market conditions.
The Subadvisers allocate the Fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.
In selecting foreign securities, the Subadvisers’ analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. The Subadvisers may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
The information under the subsection “Principal Risks” in the “More Information About the Fund” section of the Prospectus is hereby revised to add Interest rate swap Risk under Derivatives Risk – Swaps Risk, Fixed Income Instruments Risk, Leverage Risk and Unrated Securities Risk as follows:
■
An interest rate swap is a derivative in which two parties agree to exchange interest rate cash flows, based on a specified notional amount from a fixed rate to a floating rate (or vice versa) or from one floating rate to another. Interest rate swaps can be based on various measures of interest rates, including swap rates, treasury rates, foreign interest rates and other reference rates.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and

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extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
The rest of the section remains the same.
The information under the heading “Additional Investment Strategies and Policies” in the “More Information About the Fund” section is hereby revised to add the following:
Other Investment Strategies
The Subadvisers may invest in collateralized loan obligations.
The rest of the section remains the same.
The following replaces the last sentence of the sixth paragraph in the “More Information About the Fund — Primary Service Provider Contracts — The Investment Manager” subsection of the Prospectus:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with FIAM will be available in the Fund’s Form N-CSR for the fiscal period ending June 30, 2026.
The rest of the section remains the same.
The information under the “More Information About the Fund — Primary Service Provider Contracts — Subadviser” subsection of the Prospectus is hereby revised to remove the information on American Century as the subadviser and to add the following:
FIAM, a Fidelity Investments company, is an indirectly held, wholly-owned subsidiary of FMR LLC, and has served as Subadviser to the Fund since May 2026, is located at 900 Salem Street, Smithfield, Rhode Island 02917. FIAM, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio under a Subadvisory Agreement with Columbia Management. FIAM is also responsible for the supervision of FMR Investment Management (UK) Limited (FMR UK), an affiliate of FIAM, located at 25 Cannon Street, London, United Kingdom EC4M 5SB, which assists in providing day-to-day portfolio management to the Fund pursuant to a sub-subadvisory agreement with FIAM.
The rest of the section remains the same.

SUP7028-0004_(04/26)

The information under the “More Information About the Fund — Primary Service Provider Contracts — Portfolio Managers” subsection of the Prospectus is hereby revised to remove the information on American Century and to add the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Celso Muñoz	Lead Portfolio Manager, Core Plus strategy	Lead Portfolio Manager	May 2026
Franco Castagliuolo	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Brian Day	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Michael Foggin	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Benjamin Harrison	Portfolio Manager, High Income and Alternatives division	Portfolio Manager	May 2026
Michael Plage	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Julian Potenza	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Stacie Ware	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Mr. Muñoz joined Fidelity Investments in 2005. Mr. Muñoz began his investment career in 1999 and earned a B.S. from the University of Pennsylvania and an M.B.A. from Harvard Business School.
Mr. Castagliuolo joined Fidelity Investments in 1996. Mr. Castagliuolo began his investment career in 1996 and earned a B.S. from Bryant University.
Mr. Day joined Fidelity Investments in 2012. Mr. Day began his investment career in 2010 and earned a B.A. from Colgate University.
Mr. Foggin joined Fidelity Investments in 2012. Mr. Foggin began his investment career in 2001 and earned a B.S. from the University of Manchester.
Mr. Harrison joined Fidelity Investments in 2009. Mr. Harrison began his investment career in 2009 and earned a B.S. from Cornell University and an M.B.A. from Columbia Business School.
Mr. Plage joined Fidelity Investments in 2005. Mr. Plage began his investment career in 1997 and earned a B.S. from the University of South Carolina and an M.B.A. from the University of Connecticut.
Mr. Potenza joined Fidelity Investments in 2007. Mr. Potenza began his investment career in 2003 and earned a B.S. from Boston College.
Ms. Ware joined Fidelity Investments in 2018. Ms. Ware began her investment career in 2014 and earned an M.S. from the University of Southampton and a Ph.D. from the University of Cambridge.
Shareholders should retain this Supplement for future reference.

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